Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted net assets
Appropriations	¥ 16,484	¥ 19,456	¥ 30,401
Accumulated reserves	134,624	118,140	¥ 98,684
Net assets not available for dividends	¥ 2,361,615	¥ 2,345,130